Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Controlled Entity of Related Party Transactions

The Group is controlled by:

Name	Nature	Principal Line of Business	Place of Business	Equity Investment %
EBA Holding S.A.	55.11% of voting rights	Financial and Investment Operations	Autonomous City of Buenos Aires – Argentina	19.71%

Compensation of Key Management Personnel	Key personnel’s structure as of the indicated dates is as follows:

	12.31.18	12.31.17
Directors	67	67
General Manager	1	1
Division Managers	11	11
Department Managers	70	66

Total	149	145

Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals

The following table shows the total credit assistance granted by the Group to key personnel, syndics, majority shareholders, as well as all individuals who are related to them by a family relationship of up to the second degree of consanguinity or first degree by affinity (pursuant to the Argentine Central Bank’s definition of related individual) and any entity affiliated with any of these parties, not required to be consolidated.

	12.31.18	12.31.17
Total Amount of Credit Assistance	956,439	999,909
Number of Recipients (Amounts)	329	364
- Natural Persons	269	299
- Entities / Corps.	60	65
Average Amount of Credit Assistance	2,907	2,748
Maximum Assistance	362,713	288,089

Summary of Amounts of Related Party Transactions

The amounts of related party transactions conducted as of the indicated dates are as follows:

	12.31.18	12.31.17	01.01.17
Assets
Cash and Due from Banks	252,651	197,441	465,569
Debt Securities at Fair Value through Profit or Loss	141,610	264,821	1,399,877
Derivative Financial Instruments	—	17,183	—
Other Financial Assets	58,999	285,189	1,162,427
Loans and Other Financing	3,111,291	797,000	1,587,429
Other Debt Securities	131,767	76,305	—
Other Non-financial Assets	(5)	6,539	(85,185)

Total Assets	3,696,313	1,644,478	4,530,117

Liabilities
Deposits	1,348,503	229,612	482,911
Derivative Financial Instruments	—	17,183	200,917
Other Financial Liabilities	1,197,643	696,125	874,669
Loans from the Argentine Central Bank and Other Financial Institutions	—	699	355,045
Debt Securities Issued	523,372	341,125	1,375,576
Liabilities for Insurance Contracts	43,295	34,704	75,273
Other Non-financial Liabilities	26,827	(689,233)	223,599

Total Liabilities	3,139,640	630,215	3,587,990

		12.31.18	12.31.17
Income (Loss)
Net Income (Loss) from Interest		27,975	42,461
Net Fee Income (Expense)		(1,166,922)	(43,012)
Net Income (Loss) from Instruments Measured at Fair Value through		—	5,313
Underwriting Income from Insurance Business		1,257,000	1,602,674
Other Operating Income (Expense)		149,803	(1,588,821)
Administrative Expenses		(30,983)	29,072
Other Operating Expenses		—	105

Total Income		236,873	47,792